Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 11, 2025, the Company carried out a 1-for-20 reverse stock split of its issued and unissued shares. The effect of the reverse stock split was to consolidate every 20 issued and unissued shares into one share.

On February 24, 2025, the Company entered into a Consulting Services Agreement with A SPAC (Holdings) Group Corp (“ASPAC”), pursuant to which the Company engaged ASPAC for the provision of certain consulting services. It was agreed that the Company would provide consideration in the form of cash and shares. On March 3, 2025, the Company issued the 150,000 Class A Ordinary Shares to ASPAC.

On February 27, 2025, the Company received a confirmation from Nasdaq that its application to transfer its listing to the Nasdaq Capital Market had been approved and that the Company’s securities were transferred to the Nasdaq Capital Market at the opening of business on February 28, 2025. On March 10, 2025, the Company received a confirmation letter from Nasdaq confirming that it has demonstrated compliance with all of Nasdaq’s listing requirements, including shareholder equity of more than $2.5m, as required in the Panel’s decision letter dated February 19, 2025

On February 28, 2025, the Company completed its acquisition of the MicroSort technology from Genetics & IVF Institute, Inc. (“GIVF”). Pursuant to a Purchase Agreement dated January 21, 2025 between the Company and GIVF (“Purchase Agreement”), the Company purchased all of the Assets (as defined in the Purchase Agreement) and IP Licenses (as defined in the Purchase Agreement) relating to the MicroSort technology from GIVF for a cash consideration of $750,000 and a share consideration of 125,000 Ordinary Shares (“MicroSort Acquisition”). Under the terms of the agreement, the Company acquired the technology for US$5 million, which was satisfied through a combination of US$750,000 in cash and the issuance of 2,500,000 ordinary shares (as was adjusted to 125,000 ordinary shares after the Reverse Stock Split on February 11, 2025) at a deemed value of US$1.70 per share.

On February 18, 2025, the Company entered into a cooperation agreement with FERTILITY GROUP LLC (“BOBCARE”) to jointly develop fertility services in the Kyrgyzstan market. The collaboration aims to combine NewGen’s technical expertise in fertility treatments with BOBCARE’s market resources in the region. This strategic partnership is anticipated to contribute to NewGen’s market presence over the next three years, improving the competitive position of both parties in the Kyrgyzstan market. Both companies will work together on several initiatives, including enhancing clinical protocols and patient management systems, knowledge exchange between fertility specialists, coordinated marketing and brand-building activities in Kyrgyzstan, and developing specialized fertility treatment options for the regional market.

On March 31, 2025, the Company terminated the binding term sheet with healthcare company European Wellness Investment Holdings Limited (“EWIHL”) regarding their previously announced reverse merger transaction. On the grounds of non fulfilment of certain criteria as contained in the term sheet.

On March 31, 2025, the Company’s Board approved certain amendments to its Share Incentive Plan of 2024, the awards of which are valid for a period of 10 years from March 28, 2025, whereby the maximum aggregate number of shares with respect to which Awards may be granted under the Plan shall be 1,054,260 Shares, which may be increased from time to time as determined by the Board or Committee of the Board, in an amount equal to 20% of the then outstanding ordinary shares of the Company at the time of such increase. Shares may be made available from Shares held in treasury or authorized but unissued shares of the Company not reserved for any other purpose. To date, no shares have been awarded under this Plan.

On April 1, 2025, the Company entered into a new Securities Purchase Agreement (“2025 Securities Purchase Agreement”) with JAK, pursuant to which, amongst other things: (i) the Company agreed to sell, at an initial closing, a senior convertible note in the aggregate original principal amount of $3,200,000, convertible into Class A Ordinary Shares pursuant to its terms; and (ii) the Company may require JAK (or JAK may require the Company, as applicable) to participate in the sale of one or more additional convertible notes (which aggregate original principal amount for all additional convertible notes shall not exceed $25,600,000).

On April 2, 2025, the Company consummated the fourth tranche of its debt financing under the terms of its existing Securities Purchase Agreement with the investor, At the closing of the fourth tranche, the Company sold to the investor a senior convertible note in the principal amount of $2,000,000. The Note bears an interest rate of 14.75% per annum and may be adjustable from time to time pursuant to its terms. The funding from these arrangements with the investor is intended to be used to finance the establishment of a fertility clinic in Dubai.

Mr. Yip Eng Jeremy Foo, a director of NewGenIvf Group Limited (the “Company”), has resigned from the Board of Directors of the Company, the Audit Committee of the Company, and the Compensation Committee of the Company due to personal reasons, effective April 4, 2025. Mr. Foo’s resignation did not result from any disagreement with the Board or the Company on any matter relating to the Company’s operations, policies or practices.

Ms. Florianna Ann Chi Wan Chan will be appointed as a director of the Company, effective April 15, 2025, to fill the vacancy on the Audit Committee and the Compensation Committee created by Mr. Foo’s resignation. Ms Chan has over 20 years of experience in project management, real estate development, and luxury hospitality, and is a proven leader in driving growth and operational excellence. Since 2015, Ms. Chan has led Lab Concept Company Limited, a subsidiary of The Lane Crawford Joyce Group, where she successfully restructured operations, spearheaded rebranding, and digitized processes, achieving significant revenue growth. Previously, she held senior roles at VCC Company Limited, Eton Properties, and Crown Macau, excelling in real estate development, marketing, and VIP services. She holds a Bachelor of Hospitality Management from Central Queensland University in Australia and an Advanced Diploma from William Angliss Institute of TAFE. Fluent in Cantonese, Mandarin, and English, Ms. Chan brings a deep understanding of Asia Pacific markets and a strategic vision that will drive the Company’s continued growth and success.

On April 15, 2025, the Board of Directors approved another reverse stock split of all of the Company’s issued and unissued shares, including the Class A ordinary shares with no par value (the “Class A Ordinary Shares”), Class B ordinary shares with no par value and preferred shares with no par value, at an exchange ratio of one (1) share for ten (10) shares. The Company expects that the Reverse Stock Split will become effective on or around May 2, 2025, and that its Class A Ordinary Shares will begin trading on the Nasdaq Capital Market (“Nasdaq”) on a post-Reverse Stock Split basis on such date. The Reverse Stock Split is intended for the Company to remain compliant with a minimum bid price of $1.00 per share for continued listing on Nasdaq, as set forth in Nasdaq Listing Rule 5550(a)(2).

No fractional shares will be issued in connection with the Reverse Stock Split. Instead, the Company will issue one full post-Reverse Stock Split Class A Ordinary Share to any shareholder at a participant level who would have been entitled to receive a fractional share as a result of the process. After the Reverse Stock Split, all options, warrants and other convertible securities of the Company outstanding immediately prior to the Reverse Stock Split will be adjusted by dividing the number of Class A Ordinary Shares into which the options, warrants and other convertible securities are exercisable or convertible by ten (10) in accordance with the terms of the plans, agreements or arrangements governing such options, warrants and other convertible securities and subject to rounding to the nearest whole share.

Subsequent to the year end and to the date of this report, $3,150,000 convertible notes outstanding as of December 31, 2024 had been converted to additional 2,594,252 Class A ordinary shares while Promissory Notes of $500,000 outstanding as of December 31, 2024 were settled. A further 1,660,000 shares totaling $5,193,763 were issued under the Equity Line of Credit with White Lion.

Other than the events mentioned above, there have been no other subsequent events noted till the date of these financial statements.